Annual Total Returns- Vanguard Long-Term Corporate Bond Index Fund (Retail) [BarChart] - Retail - Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	15.90%	12.29%	(5.92%)	16.72%	(4.62%)	10.60%	12.43%	(6.89%)	23.18%